Mergers and Acquisitions - Schedule of Merger-Related Expenses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Acquisition-related and professional fee costs	$ 35,456
Salaries and employee benefits
Business Acquisition [Line Items]
Acquisition-related and professional fee costs	15,947
Office occupancy and equipment
Business Acquisition [Line Items]
Acquisition-related and professional fee costs	7,198
Data processing
Business Acquisition [Line Items]
Acquisition-related and professional fee costs	1,286
Professional services
Business Acquisition [Line Items]
Acquisition-related and professional fee costs	9,223
Other
Business Acquisition [Line Items]
Acquisition-related and professional fee costs	$ 1,802